Share Capital (Details) - USD ($)								1 Months Ended			6 Months Ended
	Jul. 12, 2022	Apr. 13, 2022	Jan. 11, 2022	Jan. 02, 2022	Dec. 07, 2021	Feb. 11, 2021	Jan. 02, 2021	May 31, 2022	Mar. 31, 2022	Jan. 18, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share Capital (Details) [Line Items]
Number of shares issued (in Shares)								854,219			854,219
Share capital description											●30,000 shares with a fair value of $22,200 ($0.74 per share) resulting from a supplier converting RSU’s into common shares; ●60,000 shares, with a fair value of $61,800 (41.03 per share), to a supplier as partial compensation according to their contractual agreements; ●404,859 shares, with a fair value of $441,296 ($1.09 per share),as payment for the monthly principal repayment of $400,000 on the promissory note; and ●684,932 shares, with a fair value of $520,548 ($0.76 per share), as payment for the monthly principal repayment of $400,000 on the promissory note.
Gross proceeds			$ 20,013,043
Sale to public share units (in Shares)											7,215,652
Public shares per unit (in Dollars per share)											$ 2.3
Exercisable per share (in Dollars per share)											$ 2.3
Exercisable term											5 years
Gross proceeds											$ 10,936,974
Share issuance costs											1,051,647
Unit warrants											$ 5,395,878
Shares issued pre-funded units (in Shares)											1,480,000
Pre-funded per unit (in Dollars per share)											$ 2.29
Value, per share (in Dollars per share)									$ 1.1		0.01
Exercise price per share (in Dollars per share)											$ 2.3
Warrant term years											5 years
Issued pre-funded units											$ 2,575,200
Over-allotment option per share (in Dollars per share)											$ 0.0097
Proceeds received on warrants											$ 13,043
Fair value loss											$ 962,350
Dividend yield percentage											0.00%	0.00%
Volatility percentage											60.00%
Excess of the proceeds											$ 975,393
Option warrant liability (in Shares)											1,304,343
Fair value loss			13,043
Gains (losses) on hedging instrument, fair value hedges			$ 962,350
Fair value amount									$ 170,500		$ 314,777		$ 1,230,118
Common shares issued (in Shares)									155,000
Fair value amount								$ 1,002,461			1,002,461
Principal repayment								$ 400,000			$ 400,000
Shares reserved percentage											15.00%
Stock discount rate											25.00%
Stock option issued (in Shares)		795,000		20,000						38,500
Stock option exercise price (in Dollars per share)				$ 4
Fair value granted		$ 678,520		$ 54,480
Fair value options				$ 2.724
Exercise price per share (in Dollars per share)		$ 1.1								$ 11.5
Fair value, per share (in Dollars per share)		$ 0.8535
Share-based payments expense											$ 949,791
Stock option, description							On January 2, 2021, the Company issued 62,000 stock options to various employees at an exercise price of $11.50 of which 57,000 expire on January 2, 2026 and 5,000 expires on January 2, 2031.
RSU's transactions description											On March 9, 2022, the Company granted 450,000 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $1.03/share. On March 9, 2022, the Company granted 1,800,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 150,000 RSU’s occurring on the date of the granted and another 150,000 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.03/share.
Restricted share units stock price description											On April 13, 2022, the Company granted 240,000 RSU’s to consultants that vest immediately. On the date of granting, the fair value and the stock price was $1.10/share. On April 13, 2022, the Company granted 585,000 RSU’s to employees of the Company that vest quarterly over 12 periods with the first vesting of 48,750 RSU’s occurring on the date of the granted and another 48,750 RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.10/share.
Share purchase warrant terms agreement description			The Company also issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years.
Share purchase warrants expired (in Shares)												10,897
Average price per share (in Dollars per share)												$ 35.08
Total proceeds					$ 1,000,000	$ 609,040					$ 2,575,200
Warrant [member]
Share Capital (Details) [Line Items]
Gross proceeds											$ 9,885,327
ClearRF Acquisition [Member]
Share Capital (Details) [Line Items]
Shares issued to vendor (in Shares)									138,958
Fair value amount									$ 190,094
Agents’ Options [Member] | Placement Agent Warrants [member]
Share Capital (Details) [Line Items]
Initial stock price (in Dollars per share)											$ 1.73
Risk free rate											0.50%
RSU’s [Member] | Subsequent [Member]
Share Capital (Details) [Line Items]
Stock option shares granted, description	On July 12, 2022, the Company granted 330,000 stock options, at an exercise price of $1.10 per share, and 120,000 RSU’s to employees and consultants with a fair value of $1.10 per share. Of these 120,000 RSU’s granted, 30,000 vested immediately and were converted into common shares of the Company and the remaining 90,000 RSU’s vest quarterly with the first vesting of 7,500 taking place on the date of the grant and 11 equal quarterly vesting of 7,500 RSU’s per quarter thereafter. Of these 330,000 stock options granted, they vest quarterly with the first vesting of 27,500 taking place on the date of the grant and 11 equal quarterly vesting of 27,500 RSU’s per quarter thereafter.
Option Warrants [Member]
Share Capital (Details) [Line Items]
Number of shares issued (in Shares)											15,120,524		5,276,695
Number of shares outstanding (in Shares)											15,120,524		5,276,695
Pre-Funded Units [member]
Share Capital (Details) [Line Items]
Warrant term years											5 years
Pre-funded warrants issued											$ 1,107,147
Over-Allotment Option [Member]
Share Capital (Details) [Line Items]
Warrant term years											5 years
Additional warrants purchased (in Shares)											1,304,347
Warrants to purchase shares (in Shares)											1,304,347
Common shares exercisable per share (in Dollars per share)											$ 2.3
Option warrant exercisable term description											Each Option Warrant is exercisable immediately and has a term of five years from the issue date.
Option warrants issued											$ 866,753
Market price per share (in Dollars per share)											$ 1.73
Initial stock price (in Dollars per share)											1.73
Strike rate (in Dollars per share)											$ 2.3
Dividend yield percentage											0.00%
Volatility percentage											60.00%
Risk free rate											0.50%
Placement Agent Warrants [member]
Share Capital (Details) [Line Items]
Exercisable term											5 years
Warrant term years											5 years
Strike rate (in Dollars per share)											$ 2.53
Common share transactions, description											The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.	(ii) The company issued in February 2021, the 40,000 shares to be issued for services rendered at a value of $560,000. (iii) As discussed in Note 4 -Acquisition of Clear Rf, the Company issued 23,949 common shares to the vendors of ClearRF equal to $194,985.
Exercise price per share (in Dollars per share)											$ 2.53
Warrants issued (in Shares)											434,783
Fair value of placement agent warrants											$ 307,189
Placement Agent Warrants [member] | Share Purchase Warrants [Member]
Share Capital (Details) [Line Items]
Exercise price per share (in Dollars per share)											$ 6.85
Warrants issued (in Shares)											88,911
Stock Options [member]
Share Capital (Details) [Line Items]
Option warrant exercisable term description											Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.